Stockholders' Equity (Warrants) (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended							1 Months Ended								0 Months Ended	1 Months Ended					1 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Aug. 31, 2012	May 31, 2012	Apr. 30, 2012	Feb. 10, 2012	Feb. 28, 2011 Public Offering One [Member]	May 31, 2011 Public Offering Two [Member]	May 31, 2012 Public Offering Two [Member] Series A Warrants [Member]	Jul. 31, 2011 Public Offering Two [Member] Series A Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series A Warrants [Member]	May 31, 2011 Public Offering Two [Member] Series A Warrants [Member]	Aug. 31, 2012 Public Offering Two [Member] Series A Warrants [Member]	Feb. 10, 2012 Public Offering Two [Member] Series A Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jul. 31, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series B Warrants [Member]	May 31, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jul. 12, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jul. 05, 2011 Public Offering Two [Member] Series B Warrants [Member]	Oct. 31, 2012 Amended Note And Warrant Purchase Agreement [Member]	Aug. 31, 2012 Amended Note And Warrant Purchase Agreement [Member]	May 31, 2012 Amended Note And Warrant Purchase Agreement [Member]	Apr. 30, 2012 Amended Note And Warrant Purchase Agreement [Member]	Sep. 30, 2012 Amended Note And Warrant Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Number of common shares issued during period through exercise of warrants												111,308		187,006
Sales price per share of common stock sold through offering												$ 8.0
Number of warrants issued			6,809,705										2,231,850	440,000	1,517,200	712,150	2,231,850						2,231,850			1,035,715	1,250,000	425,100	489,033
Exercise price of warrants	$ 0.75		$ 0.28				$ 0.28	$ 0.28	$ 0.64	$ 0.56	$ 0.508						$ 3.9	$ 0.28	$ 0.508						$ 1.28	$ 0.28	$ 0.28	$ 0.64	$ 0.56
Number of warrants exercised													2,229,350							600,500	1,517,200	712,150
Proceeds from sales of common shares and warrants, net	$ 1,111,000		$ 1,111,000	$ 10,726,000	$ 12,433,000	$ 7,760,000						$ 4,500,000	$ 6,300,000								$ 2,000,000	$ 2,200,000
Amount of refund remitted to warrant holders																					1,100,000
Adjustment to equity due to change in exercise price of warrants																					400,000
Number of warrants expired																								2,500
Proceeds from issuance of notes payable and warrants		$ 1,500,000	$ 1,500,000
Number of shares issuable through warrant	800,001							3,199,848			3,690,944																			3,199,848